Goldman Sachs Future Tech Leaders Equity ETF Average Annual Total Returns			12 Months Ended	38 Months Ended	40 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.44%	5.15%	5.89%
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.48%		(0.01%)
Goldman Sachs Future Tech Leaders Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.22%		(6.16%)
Performance Inception Date		Sep. 14, 2021
Goldman Sachs Future Tech Leaders Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.22%		(4.88%)
Goldman Sachs Future Tech Leaders Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.60%		(3.66%)

[1]	The MSCI ACWI Select Information Technology + Communication Services (excluding ˃$100B Market Cap) Index is comprised of those companies classified within the Information Technology sector and Communication Services sector within the MSCI ACWI Index and excludes companies with a market capitalization over $100 billion.